EQUITY - 2019 Registered Direct Offering Warrants (Details)		3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 23, 2021 USD ($) shareholder $ / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($)	Mar. 31, 2022 USD ($) shares	Mar. 31, 2021 USD ($) shares	Nov. 30, 2021 $ / shares	Dec. 20, 2019 $ / shares	Aug. 15, 2019 $ / shares	Jul. 21, 2019 shares	Jun. 21, 2019 shares
EQUITY
Exercise price of warrants | $ / shares								$ 0.82
Change in fair value of derivative liabilities | $				$ (1,641,650)	$ (5,185,309)	$ (6,951,482)	$ 1,710,415
2019 Registered Direct Offering Warrants
EQUITY
Number of warrants outstanding		16,841		16,841		16,841	21,244
Change in fair value of derivative liabilities | $		$ 524	$ 32,150	$ 12,220	$ 168,230	$ 185,727	$ (1,372,966)
Fair value of the derivative instrument | $		$ 218		$ 218		$ 12,438	$ 243,840
2019 Registered Direct Offering Warrants | Pre reverse split
EQUITY
Number of warrants outstanding		168,411		168,411		168,411	212,440
SeriesWarrants
EQUITY
Class of warrant number of securities called by warrants											133,602	133,603
Exercise price of warrants | $ / shares									$ 15.00	$ 37.2
SeriesWarrants | Pre reverse split
EQUITY
Class of warrant number of securities called by warrants											1,336,021	1,336,021
Exercise price of warrants | $ / shares									$ 1.50	$ 3.72
SeriesWarrants | Note Warrant [Member]
EQUITY
Number of shareholder | shareholder	1
Class of warrant number of securities called by warrants	4,403
Exercise price of warrants | $ / shares	$ 5.0
Gross proceeds from warrant exercises | $	$ 22,015
SeriesWarrants | Note Warrant [Member] | Pre reverse split
EQUITY
Class of warrant number of securities called by warrants	44,029
Exercise price of warrants | $ / shares	$ 0.50